Shareholder Fees {- Fidelity Simplicity RMD 2015 Fund}	Jul. 13, 2021 USD ($)
07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 | Fidelity Simplicity RMD 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none